Segment and Geographic Information - Summary of Financial Information for Each Reportable Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net revenue	$ 457,103	$ 284,372	$ 1,146,028	$ 770,619	$ 1,097,174	$ 937,553
Total gross profit	127,944	60,227	311,630	153,834	224,287	192,695
Gaming and Creator Peripherals
Segment Reporting Information [Line Items]
Net revenue	161,555	70,606	347,531	200,084	294,141	233,536
Total gross profit	60,010	19,948	120,886	58,234	81,363	73,489
Gaming Components and Systems
Segment Reporting Information [Line Items]
Net revenue	295,548	213,766	798,497	570,535	803,033	704,017
Total gross profit	$ 67,934	$ 40,279	$ 190,744	$ 95,600	$ 142,924	$ 119,206